Goodwill and Intangible Assets, Net - Narrative (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 7.0	$ 7.1	$ 37.5	$ 21.5
Trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ 15.6
Effect of change in estimated useful life of trademark on earnings per share, basic, net of tax (usd per share)			$ 0.06
Effect of change in estimated useful life of trademark on earnings per share, diluted, net of tax (usd per share)			$ 0.06
Weighted average remaining useful life			10 years
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life			6 years
Software
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life			3 years
Client lists
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life			7 years